RELATED-PARTY TRANSACTIONS DISCLOSURE: Schedule of amounts due to related parties (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of amounts due to related parties

	January 31, 2023	January 31, 2022

Due to a company owned by an officer and director (a)	$95,814	$21
Due to a company controlled by officers and directors (a)	147,261	39,565
Due to a company controlled by officers and directors (a)	156,200	5,650
Due to the Chief Executive Officer (“CEO”) (a), (b)	39,123	5,476
Due to the Chief Financial Officer (“CFO”) (a), (b)	1,335	1,272
Due to a major shareholder (a), (b)	3,338	3,180
Due to a company controlled by a director (a)	-	2,090
Total due to related parties	$443,071	$57,254